Income taxes	12 Months Ended
Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income taxes	Income taxes
8.1.    Accounting policy
8.1.1.    Current income and social contribution taxes
Current tax assets and liabilities are measured at the amount expected to be recovered or paid to the tax authorities. The tax rules used to determine tax assets and liabilities are those that are in force on the balance sheet date in the countries where the Group operates and generates taxable income.
StoneCo Ltd. is domiciled in Cayman and there is no income tax in that jurisdiction. The income earned by StoneCo Ltd. from its operations abroad can be subject to income tax at the main rate of 15%.
The combined rate applied to all entities in Brazil is 34%, comprising the Corporate Income Tax (“IRPJ”) and the Social Contribution on Net Income (“CSLL”) on the taxable income of each Brazilian legal entity (not on a consolidated basis).
The Group's Brazilian entities recognize IRPJ and CSLL on an accrual basis. According to Brazilian tax rules, our companies may offset the historical nominal amount of tax losses determined in prior years against results of subsequent years at any time (i.e., with no limitations with respect to time periods), provided that such offsetting does not exceed 30% of the annual taxable income of the fiscal period in which tax losses are utilized.
Payments are made monthly, in anticipation of the amount which will be due by the year-end.
8.1.2.    Deferred income and social contribution taxes
Deferred tax assets or liabilities are obtained based on the differences between the tax bases of assets and liabilities and the amounts reported in the Consolidated statement of financial position at each period. Deferred tax assets may also be recognized over unused tax losses.
Deferred tax assets are recognized only to the extent that it is probable that the Group's Brazilian entities will generate future taxable profits that will allow for their recovery. The expected realization of deferred tax assets is based on technical studies prepared by the Company that demonstrate expectation of future taxable profits according to management projections.
The income tax and social contribution expense is recognized in the Consolidated statement of profit or loss under Income tax and social contribution, except when it refers to items recognized in other comprehensive income, in which case the related deferred tax assets or liabilities are also recognized against other comprehensive income. In this case, the Group presents these items in the Consolidated Statement of Other Comprehensive Income net of related tax effect.
Management periodically evaluates positions taken in tax returns with respect to situations where applicable tax regulations are subject to interpretation and recognizes provisions, when appropriate.
Deferred tax assets and liabilities are presented net in the Consolidated statement of financial position when there is a legally enforceable right and the intention to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different countries are generally presented separately, and not on a net basis.
8.2.    Significant judgments, estimates and assumptions
Deferred tax assets are recognized for all unused tax losses to the extent that sufficient taxable profit will likely be available to allow the use of such losses. A significant judgment from management is required to determine the amount of deferred tax assets that can be recognized, based on the likely timing and level of future taxable profits, together with future tax planning strategies.
8.3.    Reconciliation of income tax expense
The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020

Profit (loss) before income taxes	(387,290)	(1,445,554)	1,127,662
Brazilian statutory rate	34%	34%	34%
Tax benefit/(expense) at the statutory rate	131,679	491,488	(383,405)

Additions (exclusions):
Profit (loss) from entities subject to different tax rates	48,594	3,931	98,376
Profit (loss) from entities subject to different tax rates - Mark-to-market on equity securities designated at FVPL	(290,039)	(429,832)	—
Other permanent differences	(10,609)	4,325	(4,777)
Equity pickup on associates	(1,220)	(3,548)	(2,359)
Unrecorded deferred taxes	(33,465)	(40,165)	(31,531)
Previously unrecognized on deferred income tax (temporary and tax losses)	1,292	22,492	—
Unrealized gain on previously held interest on acquisition	—	6,161	1,017
Interest payments on net equity	560	5,933	12,276
R&D Tax Benefits	10,275	4,688	13,107
Other tax incentives	3,827	2,733	7,080
Total income tax and social contribution benefit/(expense)	(139,106)	68,206	(290,216)
Effective tax rate	(36%)	5%	26%

Current income tax and social contribution	(292,172)	(171,621)	(216,886)
Deferred income tax and social contribution	153,066	239,827	(73,330)
Total income tax and social contribution benefit/(expense)	(139,106)	68,206	(290,216)
8.4.    Deferred income taxes by nature

	December 31, 2021 (Recasted)	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	December 31, 2022

Assets at FVOCI	127,335	88,395	—	—	215,730
Losses available for offsetting against future taxable income	317,725	—	67,909	—	385,634
Other temporary differences	107,364	—	166,261	—	273,625
Tax deductible goodwill	111,298	—	(42,281)	—	69,017
Share-based compensation	41,150	—	17,665	—	58,815
Contingencies arising from business combinations	48,284	—	3,029	—	51,313
Assets at FVPL	(4,583)	—	3,590	—	(993)
Technological innovation benefit	(18,493)	—	(13,064)	—	(31,557)
Temporary differences under FIDC	(69,556)	—	(78,368)	—	(147,924)
Intangible assets and property and equipment arising from business combinations	(709,943)	—	28,325	(12,318)	(693,936)
Deferred tax, net	(49,419)	88,395	153,066	(12,318)	179,724

8.5.    Unrecognized deferred taxes
The Group has accumulated tax loss carryforwards and other temporary differences in some subsidiaries in the amount of R$ 144,529 (December 31, 2021 – R$ 104,920) for which a deferred tax asset was not recognized and are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose. Deferred tax assets have not been recognized with respect of these losses as they cannot be used to offset taxable profits between subsidiaries of the Group, and there is no other evidence of recoverability in the near future.